Equipment, Right-of-Use Asset (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 161,894	$ 90,814	$ 393,297	$ 190,133
Depreciation expenses lease	43,688	44,349	$ 180,652	$ 45,786
Weighted average remaining lease term			7 months	13 months
Weighted average remaining lease term			15.00%
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 118,206	$ 46,465	$ 212,645	$ 144,347